Concentration and risk	18 Months Ended
Jun. 30, 2026
Exascale Labs Inc [Member]
Concentration and risk

3. Concentration and risk

Custodian Risk

The Company’s crypto assets are held exclusively with a single third-party custodian. Custodian risk refers to the potential loss, theft, or misappropriation of the Company’s assets held with its sole third-party custodian, due to the custodian’s operational failures, cybersecurity breaches, or financial difficulties experienced by the third-party custodian. The Company periodically monitor the financial health, insurance coverage, and security measures of the Company’s custodians, reliance on such third parties inherently exposes the Company to risks that the Company cannot fully mitigate.

Concentration of credit risk

Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and refundable deposits receivable. The Company performs ongoing credit evaluations of the customers’ financial condition and maintains an allowance for potential credit losses. This allowance consists of an amount identified for specific customers and an amount based on overall estimated exposure. The Company’s overall estimated exposure excludes amounts covered by credit insurance.

Concentration of customers

The Company’s revenue was concentrated among a limited number of customers during the periods presented. The following table summarized customers with greater than 10% of the total revenue:

	For the
	Years Ended June 30,
	2025	2026
Customer A	14.0%	-**
Customer B	12.5%	-**
Customer C	10.2%	20.1%
Customer D	-**	19.2%

**:	less than 10%

The Company’s account receivable was concentrated among a limited number of customers during the periods presented. The following table summarized customers with greater than 10% of the total account receivable:

	As of June 30,
	2025	2026
Customer D	-**	10.2%
Customer E	42.7%	-**
Customer F	38.3%	-**
Customer G	19.0%	-**
Customer H	-*	43.7%
Customer I	-**	12.8%

*:	nil, new customer for the year ended June 30, 2026
**:	less than 10%

Concentration of suppliers

The Company’s purchases was concentrated among a limited number of suppliers during the periods presented. The following table summarized suppliers with greater than 10% of the total purchase:

	For the Years Ended June 30,
	2025	2026
Supplier A	41.4%	-**
Supplier B	31.7%	31.0%
Supplier C	18.4%	28.0%
Supplier D	-*	18.4%
Supplier E	-*	11.4%

*:	nil, new supplier for the year ended June 30, 2026
**:	less than 10%

The Company’s account payable was concentrated among a limited number of suppliers during the periods presented. The following table summarized suppliers with greater than 10% of the total account payable:

	As of June 30,
	2025	2026
Supplier F	54.9%	-**
Supplier G	32.3%	-**
Supplier C	12.1%	77.3%
Supplier B	-**	12.4%
Supplier E	-**	10.3%

**:	less than 10%